UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 8372

Travelers Series Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: January 31, 2006

ITEM 1.	SCHEDULES OF INVESTMENTS

TRAVELERS SERIES FUND INC.

Smith Barney Large Cap Value Portfolio

Smith Barney Large Capitalization Growth Portfolio

Smith Barney Mid Cap Core Portfolio

Smith Barney Aggressive Growth Portfolio

Smith Barney International All Cap Growth Portfolio

FORM N-Q

JANUARY 31, 2006

SMITH BARNEY LARGE CAP VALUE PORTFOLIO

Schedules of Investments (unaudited)	January 31, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 95.8%
CONSUMER DISCRETIONARY - 12.2%
Hotels, Restaurants & Leisure - 1.8%
160,100	McDonald’s Corp.	$5,605,101

Household Durables - 1.1%
134,200	Newell Rubbermaid Inc.	3,172,488

Media - 7.3%
103,500	EchoStar Communications Corp., Class A Shares *	2,856,600
	Liberty Global Inc.:
44,300	Class A Shares *	948,020
21,700	Series C Shares *	438,774
406,300	Liberty Media Corp., Class A Shares *	3,396,668
463,000	News Corp., Class B Shares	7,658,020
112,700	SES Global SA, FDR	2,082,543
291,800	Time Warner Inc.	5,115,254

	Total Media	22,495,879

Multiline Retail - 2.0%
59,000	J.C. Penney Co. Inc.	3,292,200
52,300	Target Corp.	2,863,425

	Total Multiline Retail	6,155,625

	TOTAL CONSUMER DISCRETIONARY	37,429,093

CONSUMER STAPLES - 9.8%
Food & Staples Retailing - 4.2%
406,100	Kroger Co. *	7,472,240
114,900	Wal-Mart Stores Inc.	5,298,039

	Total Food & Staples Retailing	12,770,279

Food Products - 1.0%
164,800	Sara Lee Corp.	3,012,544

Household Products - 1.5%
81,300	Kimberly-Clark Corp.	4,643,856

Tobacco - 3.1%
133,800	Altria Group Inc.	9,679,092

	TOTAL CONSUMER STAPLES	30,105,771

ENERGY - 9.9%
Energy Equipment & Services - 2.5%
83,100	GlobalSantaFe Corp.	5,073,255
33,000	Halliburton Co.	2,625,150

	Total Energy Equipment & Services	7,698,405

Oil, Gas & Consumable Fuels - 7.4%
103,900	Marathon Oil Corp.	7,986,793
50,700	Royal Dutch Shell PLC, ADR, Class A Shares	3,453,177
46,800	Suncor Energy Inc.	3,749,616
53,700	Total SA, Sponsored ADR	7,428,321

	Total Oil, Gas & Consumable Fuels	22,617,907

	TOTAL ENERGY	30,316,312

FINANCIALS - 28.5%
Capital Markets - 4.5%
37,300	Goldman Sachs Group Inc.	5,268,625
114,800	Merrill Lynch & Co. Inc.	8,618,036

	Total Capital Markets	13,886,661

Commercial Banks - 7.5%
195,549	Bank of America Corp.	8,649,149
99,300	U.S. Bancorp	2,970,063
91,400	Wachovia Corp.	5,011,462

See Notes to Schedules of Investments.

SMITH BARNEY LARGE CAP VALUE PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2006

SHARES	SECURITY	VALUE
Commercial Banks (continued)
104,000	Wells Fargo & Co.	$6,485,440

	Total Commercial Banks	23,116,114

Consumer Finance - 3.9%
89,300	American Express Co.	4,683,785
88,000	Capital One Financial Corp.	7,330,400

	Total Consumer Finance	12,014,185

Diversified Financial Services - 2.0%
156,100	JPMorgan Chase & Co.	6,204,975

Insurance - 6.4%
106,800	American International Group Inc.	6,991,128
38,000	Chubb Corp.	3,585,300
55,400	Loews Corp.	5,467,426
75,100	St. Paul Travelers Cos. Inc.	3,408,038

	Total Insurance	19,451,892

REITs - 0.8%
40,400	Equity Office Properties Trust	1,285,528
28,800	Equity Residential	1,221,408

	Total REITs	2,506,936

Thrifts & Mortgage Finance - 3.4%
71,700	Freddie Mac	4,865,562
75,940	Golden West Financial Corp.	5,362,883

	Total Thrifts & Mortgage Finance	10,228,445

	TOTAL FINANCIALS	87,409,208

HEALTH CARE - 10.7%
Health Care Providers & Services - 3.8%
104,600	UnitedHealth Group Inc.	6,215,332
70,300	WellPoint Inc. *	5,399,040

	Total Health Care Providers & Services	11,614,372

Pharmaceuticals - 6.9%
92,500	Abbott Laboratories	3,991,375
56,200	Johnson & Johnson	3,233,748
83,800	Novartis AG, Sponsored ADR	4,622,408
186,100	Pfizer Inc.	4,779,048
101,400	Sanofi-Aventis, ADR	4,664,400

	Total Pharmaceuticals	21,290,979

	TOTAL HEALTH CARE	32,905,351

INDUSTRIALS - 8.4%
Aerospace & Defense - 4.6%
92,100	Boeing Co.	6,291,351
83,700	Raytheon Co.	3,429,189
78,800	United Technologies Corp.	4,599,556

	Total Aerospace & Defense	14,320,096

Building Products - 1.0%
103,500	Masco Corp.	3,068,775

Commercial Services & Supplies - 1.2%
60,000	Avery Dennison Corp.	3,584,400

Industrial Conglomerates - 1.6%
58,100	Textron Inc.	4,907,126

	TOTAL INDUSTRIALS	25,880,397

INFORMATION TECHNOLOGY - 5.1%
Communications Equipment - 3.0%
82,600	Comverse Technology Inc. *	2,262,414
266,300	Nokia Oyj, Sponsored ADR	4,894,594

See Notes to Schedules of Investments.

SMITH BARNEY LARGE CAP VALUE PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2006

SHARES	SECURITY	VALUE
Communications Equipment (continued)
691,800	Nortel Networks Corp. *	$2,075,400

	Total Communications Equipment	9,232,408

Computers & Peripherals - 1.0%
36,900	International Business Machines Corp.	2,999,970

Software - 1.1%
116,400	Microsoft Corp.	3,276,660

	TOTAL INFORMATION TECHNOLOGY	15,509,038

MATERIALS - 2.1%
Chemicals - 2.1%
47,100	Air Products & Chemicals Inc.	2,905,599
91,000	E.I. du Pont de Nemours & Co.	3,562,650

	TOTAL MATERIALS	6,468,249

TELECOMMUNICATION SERVICES - 6.8%
Diversified Telecommunication Services - 2.1%
246,637	AT&T Inc.	6,400,230

Wireless Telecommunication Services - 4.7%
93,200	ALLTEL Corp.	5,594,796
391,102	Sprint Nextel Corp.	8,952,325

	Total Wireless Telecommunication Services	14,547,121

	TOTAL TELECOMMUNICATION SERVICES	20,947,351

UTILITIES - 2.3%
Multi-Utilities - 2.3%
148,800	Sempra Energy	7,149,840

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $239,310,773)	294,120,610

FACE AMOUNT
SHORT-TERM INVESTMENT - 2.7%
Repurchase Agreement - 2.7%
$8,281,000	Interest in $588,238,000 joint tri-party repurchase agreement dated 1/31/06 with Deutsche Bank Securities Inc., 4.450% due 2/1/06; Proceeds at maturity - $8,282,024; (Fully collateralized by various U.S. government agency obligations 0.000% to 5.365% due 2/13/06 to 9/9/24; Market value - $8,446,654) (Cost - $8,281,000)	8,281,000

	TOTAL INVESTMENTS - 98.5% (Cost - $247,591,773#)	302,401,610
	Other Assets in Excess of Liabilities - 1.5%	4,547,867

	TOTAL NET ASSETS - 100.0%	$306,949,477

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
FDR	— Foreign Depositary Receipt
REITs	— Real Estate Investment Trust

See Notes to Schedules of Investments.

SMITH BARNEY LARGE CAPITALIZATION GROWTH PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 100.2%
CONSUMER DISCRETIONARY - 22.0%
Internet & Catalog Retail - 11.2%
496,100	Amazon.com Inc. *	$22,235,202
249,300	eBay Inc. *	10,744,830
311,400	IAC/InterActiveCorp. *	9,036,828

	Total Internet & Catalog Retail	42,016,860

Media - 5.8%
746,020	Time Warner Inc.	13,077,730
337,815	Walt Disney Co.	8,550,098

	Total Media	21,627,828

Specialty Retail - 5.0%
156,300	Bed Bath & Beyond Inc. *	5,847,183
312,650	Home Depot Inc.	12,677,958

	Total Specialty Retail	18,525,141

	TOTAL CONSUMER DISCRETIONARY	82,169,829

CONSUMER STAPLES - 10.8%
Beverages - 4.5%
206,390	Coca-Cola Co.	8,540,418
143,800	PepsiCo Inc.	8,222,484

	Total Beverages	16,762,902

Food Products - 2.5%
143,940	Wm. Wrigley Jr. Co.	9,206,402

Household Products - 3.8%
243,455	Procter & Gamble Co.	14,419,840

	TOTAL CONSUMER STAPLES	40,389,144

FINANCIALS - 13.3%
Capital Markets - 7.7%
230,630	Merrill Lynch & Co. Inc.	17,313,394
186,970	Morgan Stanley	11,489,307

	Total Capital Markets	28,802,701

Insurance - 5.6%
149,556	American International Group Inc.	9,789,936
124	Berkshire Hathaway Inc., Class A Shares *	11,096,760

	Total Insurance	20,886,696

	TOTAL FINANCIALS	49,689,397

HEALTH CARE - 21.1%
Biotechnology - 13.6%
249,180	Amgen Inc. *	18,162,730
249,450	Biogen Idec Inc. *	11,162,888
248,100	Genentech Inc. *	21,316,752

	Total Biotechnology	50,642,370

Pharmaceuticals - 7.5%
141,850	Eli Lilly & Co.	8,031,547
136,470	Johnson & Johnson	7,852,484
468,170	Pfizer Inc.	12,022,605

	Total Pharmaceuticals	27,906,636

	TOTAL HEALTH CARE	78,549,006

INDUSTRIALS - 2.2%
Industrial Conglomerates - 2.2%
249,520	General Electric Co.	8,171,780

See Notes to Schedules of Investments.

SMITH BARNEY LARGE CAPITALIZATION GROWTH PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2006

SHARES	SECURITY	VALUE
INFORMATION TECHNOLOGY - 30.8%
Communications Equipment - 10.8%
436,408	Cisco Systems Inc. *	$8,104,096
419,900	Juniper Networks Inc. *	7,612,787
623,580	Motorola Inc.	14,161,502
218,900	QUALCOMM Inc.	10,498,444

	Total Communications Equipment	40,376,829

Computers & Peripherals - 2.0%
136,500	Dell Inc. *	4,000,815
255,600	EMC Corp. *	3,425,040

	Total Computers & Peripherals	7,425,855

Internet Software & Services - 4.0%
286,500	Akamai Technologies Inc. *	6,254,295
248,300	Yahoo! Inc. *	8,526,622

	Total Internet Software & Services	14,780,917

Semiconductors & Semiconductor Equipment - 6.0%
374,200	Intel Corp.	7,959,234
497,280	Texas Instruments Inc.	14,535,495

	Total Semiconductors & Semiconductor Equipment	22,494,729

Software - 8.0%
200,100	Electronic Arts Inc. *	10,921,458
342,200	Microsoft Corp.	9,632,930
312,000	Red Hat Inc. *	9,032,400

	Total Software	29,586,788

	TOTAL INFORMATION TECHNOLOGY	114,665,118

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $278,391,641)	373,634,274

FACE AMOUNT
SHORT-TERM INVESTMENT - 0.0%
Repurchase Agreement - 0.0%
$69,000	Interest in $930,833,000 joint tri-party repurchase agreement dated 1/31/06 with Goldman, Sachs & Co., 4.440% due 2/1/06; Proceeds at maturity - $69,009; (Fully collateralized by various U.S. Treasury obligations, 0.875% to 4.250% due 1/15/07 to 4/15/32; Market value - $70,392) (Cost - $69,000)	69,000

	TOTAL INVESTMENTS - 100.2% (Cost - $278,460,641#)	373,703,274
	Liabilities in Excess of Other Assets - (0.2)%	(620,536)

	TOTAL NET ASSETS - 100.0%	$373,082,738

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

SMITH BARNEY MID CAP CORE PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 16.8%
Diversified Consumer Services - 3.3%
28,605	Laureate Education Inc. *	$1,490,321
216,475	ServiceMaster Co.	2,801,186

	Total Diversified Consumer Services	4,291,507

Hotels, Restaurants & Leisure - 3.0%
59,400	CBRL Group Inc.	2,607,660
39,600	GTECH Holdings Corp.	1,323,432

	Total Hotels, Restaurants & Leisure	3,931,092

Household Durables - 3.3%
62,400	Ethan Allen Interiors Inc.	2,652,624
18,390	Mohawk Industries Inc. *	1,563,886

	Total Household Durables	4,216,510

Media - 1.6%
73,205	Harte-Hanks Inc.	2,077,558

Multiline Retail - 2.0%
109,200	Family Dollar Stores Inc.	2,615,340

Specialty Retail - 3.6%
63,050	Bed Bath & Beyond Inc. *	2,358,700
43,900	Sherwin-Williams Co.	2,322,310

	Total Specialty Retail	4,681,010

	TOTAL CONSUMER DISCRETIONARY	21,813,017

CONSUMER STAPLES - 2.8%
Beverages - 1.0%
21,400	Molson Coors Brewing Co., Class B Shares	1,337,500

Food Products - 1.8%
67,570	Hormel Foods Corp.	2,265,622

	TOTAL CONSUMER STAPLES	3,603,122

ENERGY - 11.2%
Energy Equipment & Services - 5.6%
22,745	Nabors Industries Ltd. *	1,848,031
48,540	Smith International Inc.	2,184,300
73,150	Weatherford International Ltd. *	3,275,657

	Total Energy Equipment & Services	7,307,988

Oil, Gas & Consumable Fuels - 5.6%
28,990	Murphy Oil Corp.	1,652,430
39,210	Newfield Exploration Co. *	2,054,604
31,860	Nexen Inc.	1,829,401
31,500	Pioneer Natural Resources Co.	1,672,650

	Total Oil, Gas & Consumable Fuels	7,209,085

	TOTAL ENERGY	14,517,073

EXCHANGE TRADED FUND - 0.8%
7,200	Midcap SPDR Trust Series 1	1,021,464

FINANCIALS - 15.5%
Capital Markets - 0.9%
8,985	Bear Stearns Cos. Inc.	1,136,243

Commercial Banks - 4.0%
42,700	Associated Banc-Corp.	1,444,968
10,420	Comerica Inc.	577,998
70,740	North Fork Bancorporation Inc.	1,819,433

See Notes to Schedules of Investments.

SMITH BARNEY MID CAP CORE PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2006

SHARES	SECURITY	VALUE
Commercial Banks (continued)
16,975	Zions Bancorporation	$1,342,213

	Total Commercial Banks	5,184,612

Consumer Finance - 0.6%
19,300	Nelnet Inc., Class A Shares *	793,230

Insurance - 5.9%
8,820	Ambac Financial Group Inc.	677,464
22,700	Fidelity National Financial Inc.	895,969
3,972	Fidelity National Title Group Inc., Class A	96,837
34,590	National Financial Partners Corp.	1,850,911
99,250	Old Republic International Corp.	2,128,913
32,790	PartnerRe Ltd.	2,025,766

	Total Insurance	7,675,860

REITs - 1.3%
138,005	Spirit Finance Corp.	1,661,580

Thrifts & Mortgage Finance - 2.8%
142,700	New York Community Bancorp Inc.	2,434,462
30,200	PMI Group Inc.	1,305,546

	Total Thrifts & Mortgage Finance	3,740,008

	TOTAL FINANCIALS	20,191,533

HEALTH CARE - 13.4%
Biotechnology - 2.2%
77,900	ImClone Systems Inc. *	2,806,737

Health Care Equipment & Supplies - 4.3%
53,850	Cytyc Corp. *	1,620,885
31,855	Fisher Scientific International Inc. *	2,130,144
55,135	Thermo Electron Corp. *	1,854,741

	Total Health Care Equipment & Supplies	5,605,770

Health Care Providers & Services - 4.5%
34,250	Coventry Health Care Inc. *	2,040,273
49,030	Manor Care Inc.	1,917,073
21,600	Pediatrix Medical Group Inc. *	1,893,888

	Total Health Care Providers & Services	5,851,234

Pharmaceuticals - 2.4%
93,800	MGI Pharma Inc. *	1,563,646
88,200	Valeant Pharmaceuticals International	1,584,072

	Total Pharmaceuticals	3,147,718

	TOTAL HEALTH CARE	17,411,459

INDUSTRIALS - 12.4%
Aerospace & Defense - 3.1%
24,085	Alliant Techsystems Inc. *	1,866,588
29,000	Armor Holdings Inc. *	1,382,430
9,000	L-3 Communications Holdings Inc.	729,180

	Total Aerospace & Defense	3,978,198

Air Freight & Logistics - 1.1%
36,310	C.H. Robinson Worldwide Inc.	1,469,103

Commercial Services & Supplies - 1.7%
37,600	R.R. Donnelley & Sons Co.	1,225,760
19,610	YRC Worldwide Inc. *	977,362

	Total Commercial Services & Supplies	2,203,122

Electrical Equipment - 2.4%
16,585	Rockwell Automation Inc.	1,095,771

See Notes to Schedules of Investments.

SMITH BARNEY MID CAP CORE PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2006

SHARES	SECURITY	VALUE
Electrical Equipment (continued)
50,910	Roper Industries Inc.	$2,054,218

	Total Electrical Equipment	3,149,989

Machinery - 3.5%
132,500	AGCO Corp. *	2,386,325
33,100	Eaton Corp.	2,191,220

	Total Machinery	4,577,545

Road & Rail - 0.6%
33,887	Heartland Express Inc.	789,228

	TOTAL INDUSTRIALS	16,167,185

INFORMATION TECHNOLOGY - 19.1%
Communications Equipment - 0.6%
17,200	Harris Corp.	798,596

Computers & Peripherals - 1.0%
27,500	Avid Technology Inc. *	1,365,925

Electronic Equipment & Instruments - 5.5%
56,200	Benchmark Electronics Inc. *	2,052,986
21,730	CDW Corp.	1,216,880
97,300	Ingram Micro, Inc., Class A Shares *	1,882,755
48,800	Tech Data Corp. *	2,012,024

	Total Electronic Equipment & Instruments	7,164,645

Internet Software & Services - 1.2%
64,900	WebEx Communications Inc. *	1,575,772

IT Services - 3.8%
101,800	Acxiom Corp.	2,409,606
104,600	Sabre Holdings Corp., Class A Shares	2,562,700

	Total IT Services	4,972,306

Semiconductors & Semiconductor Equipment - 3.9%
55,500	Lam Research Corp. *	2,576,865
66,400	Microchip Technology Inc.	2,490,664

	Total Semiconductors & Semiconductor Equipment	5,067,529

Software - 3.1%
106,275	Quest Software Inc. *	1,683,396
103,800	Synopsys Inc. *	2,295,018

	Total Software	3,978,414

	TOTAL INFORMATION TECHNOLOGY	24,923,187

MATERIALS - 2.0%
Chemicals - 1.5%
32,050	Air Products & Chemicals Inc.	1,977,165

Metals & Mining - 0.5%
26,800	Compass Minerals International Inc.	659,816

	TOTAL MATERIALS	2,636,981

UTILITIES - 5.4%
Electric Utilities - 2.1%
67,200	Pepco Holdings Inc.	1,546,272
22,500	WPS Resources Corp.	1,261,800

	Total Electric Utilities	2,808,072

Multi-Utilities - 2.2%
38,700	KeySpan Corp.	1,390,104
36,700	SCANA Corp.	1,474,239

	Total Multi-Utilities	2,864,343

See Notes to Schedules of Investments.

SMITH BARNEY MID CAP CORE PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2006

SHARES	SECURITY	VALUE
UTILITIES (continued)
Water Utilities - 1.1%
48,981	Aqua America Inc.	$1,379,305

	TOTAL UTILITIES	7,051,720

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $107,880,820)	129,336,741

FACE AMOUNT
SHORT-TERM INVESTMENT - 1.1%
Repurchase Agreement - 1.1%
$1,455,000	Interest in $592,697,000 joint tri-party repurchase agreement dated 1/31/06 with Banc of America Securities LLC, 4.450% due 2/1/06; Proceeds at maturity- $1,455,180; (Fully collateralized by various U.S. government agency obligations, 3.250% to 7.125% due 11/15/07 to 2/25/19; Market value- $1,484,102) (Cost - $1,455,000)	1,455,000

	TOTAL INVESTMENTS - 100.5% (Cost - $109,335,820#)	130,791,741
	Liabilities in Excess of Other Assets - (0.5)%	(606,099)

	TOTAL NET ASSETS - 100.0%	$130,185,642

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

SPDR	— Standard & Poor’s Depositary Receipts

REITs	— Real Estate Investment Trust

See Notes to Schedules of Investments.

SMITH BARNEY AGGRESSIVE GROWTH PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 98.7%
CONSUMER DISCRETIONARY - 13.5%
Media - 13.3%
1,273,275	Cablevision Systems Corp., New York Group, Class A Shares *	$31,322,565
166,349	CBS Corp.	4,346,699
132,842	Comcast Corp., Class A Shares *	3,695,665
1,348,160	Comcast Corp., Special Class A Shares *	37,370,995
201,340	Discovery Holding Co., Class A Shares *	3,052,314
90,170	Liberty Global Inc., Series A Shares *	1,929,638
90,170	Liberty Global Inc., Series C Shares *	1,823,237
2,013,400	Liberty Media Corp., Class A Shares *	16,832,024
1,829,367	Time Warner Inc.	32,068,804
166,349	Viacom Inc. *	6,900,157
675,000	Walt Disney Co.	17,084,250
34,600	World Wrestling Entertainment Inc.	506,890

	Total Media	156,933,238

Specialty Retail - 0.2%
215,000	Charming Shoppes Inc. *	2,614,400

	TOTAL CONSUMER DISCRETIONARY	159,547,638

ENERGY - 16.0%
Energy Equipment & Services - 8.7%
165,800	Core Laboratories NV *	7,391,364
580,650	Grant Prideco Inc. *	29,084,758
1,490,900	Weatherford International Ltd. *	66,762,502

	Total Energy Equipment & Services	103,238,624

Oil, Gas & Consumable Fuels - 7.3%
795,800	Anadarko Petroleum Corp.	85,803,156
6,325	Bill Barrett Corp. *	242,880

	Total Oil, Gas & Consumable Fuels	86,046,036

	TOTAL ENERGY	189,284,660

EXCHANGE TRADED FUND - 1.9%
532,000	Nasdaq-100 Index Tracking Stock	22,359,960

FINANCIALS - 11.7%
Capital Markets - 10.7%
117,500	Cohen & Steers Inc.	2,515,675
612,842	Lehman Brothers Holdings Inc.	86,073,659
500,400	Merrill Lynch & Co. Inc.	37,565,028

	Total Capital Markets	126,154,362

Diversified Financial Services - 0.4%
83,725	CIT Group Inc.	4,465,891

Insurance - 0.0%
2,415	National Financial Partners Corp.	129,227

Thrifts & Mortgage Finance - 0.6%
49,500	Astoria Financial Corp.	1,425,600
361,566	New York Community Bancorp Inc.	6,168,316

	Total Thrifts & Mortgage Finance	7,593,916

	TOTAL FINANCIALS	138,343,396

HEALTH CARE - 35.7%
Biotechnology - 19.9%
162,500	Alkermes Inc. *	3,955,250
740,105	Amgen Inc. *	53,946,253
783,806	Biogen Idec Inc. *	35,075,318
110,150	CancerVax Corp. *	182,849
844,850	Chiron Corp. *	38,525,160
101,900	Genentech Inc. *	8,755,248

See Notes to Schedules of Investments.

SMITH BARNEY AGGRESSIVE GROWTH PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2006

SHARES	SECURITY	VALUE
Biotechnology (continued)
795,168	Genzyme Corp. *	$56,409,218
541,275	ImClone Systems Inc. *	19,502,138
224,750	Isis Pharmaceuticals Inc. *	1,215,898
766,905	Millennium Pharmaceuticals Inc. *	7,929,798
173,000	Nanogen Inc. *	522,460
265,400	Vertex Pharmaceuticals Inc. *	9,480,088
29,445	ViaCell Inc. *	155,470

	Total Biotechnology	235,655,148

Health Care Equipment & Supplies - 0.4%
92,100	Biosite Inc. *	4,597,632

Health Care Providers & Services - 8.4%
1,672,000	UnitedHealth Group Inc.	99,350,240

Pharmaceuticals - 7.0%
998,800	Forest Laboratories Inc. *	46,224,464
243,448	Johnson & Johnson	14,007,998
635,666	King Pharmaceuticals Inc. *	11,918,737
75,289	Pfizer Inc.	1,933,422
78,576	Teva Pharmaceutical Industries Ltd., Sponsored ADR	3,349,695
323,000	Valeant Pharmaceuticals International	5,801,080

	Total Pharmaceuticals	83,235,396

	TOTAL HEALTH CARE	422,838,416

INDUSTRIALS - 6.3%
Aerospace & Defense - 2.6%
378,800	L-3 Communications Holdings Inc.	30,690,376

Industrial Conglomerates - 2.9%
1,333,412	Tyco International Ltd.	34,735,383

Machinery - 0.8%
308,000	Pall Corp.	8,870,400

	TOTAL INDUSTRIALS	74,296,159

INFORMATION TECHNOLOGY - 13.5%
Communications Equipment - 2.5%
186,100	C-COR Inc. *	1,189,179
890,500	Motorola Inc.	20,223,255
448,325	Nokia Oyj, Sponsored ADR	8,240,214

	Total Communications Equipment	29,652,648

Computers & Peripherals - 2.9%
876,076	Maxtor Corp. *	8,059,899
242,000	Quantum Corp. *	859,100
385,000	SanDisk Corp. *	25,933,600

	Total Computers & Peripherals	34,852,599

Electronic Equipment & Instruments - 0.0%
12,400	Excel Technology Inc. *	310,496

Semiconductors & Semiconductor Equipment - 6.8%
330,000	Broadcom Corp., Class A Shares *	22,506,000
125,000	Cabot Microelectronics Corp. *	4,151,250
229,000	Cirrus Logic Inc. *	1,939,630
133,000	Cree Inc. *	3,475,290
133,000	DSP Group Inc. *	3,903,550
98,324	Freescale Semiconductor Inc., Class B Shares *	2,482,681
358,334	Intel Corp.	7,621,764
1,617,300	Micron Technology Inc. *	23,741,964
543,000	RF Micro Devices Inc. *	3,953,040
10,300	Standard Microsystems Corp. *	354,732
343,091	Teradyne Inc. *	5,976,645

	Total Semiconductors & Semiconductor Equipment	80,106,546

See Notes to Schedules of Investments.

SMITH BARNEY AGGRESSIVE GROWTH PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2006

SHARES	SECURITY	VALUE
INFORMATION TECHNOLOGY (continued)
Software - 1.3%
106,000	Advent Software Inc. *	$2,783,560
230,000	Autodesk Inc. *	9,335,700
72,264	Microsoft Corp.	2,034,232
105,000	RSA Security Inc. *	1,613,850

	Total Software	15,767,342

	TOTAL INFORMATION TECHNOLOGY	160,689,631

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
63,912	AT&T Inc.	1,658,516

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $929,134,073)	1,169,018,376

FACE AMOUNT
SHORT-TERM INVESTMENT - 1.5%
Repurchase Agreement - 1.5%
$17,310,000	Interest in $930,833,000 joint tri-party repurchase agreement dated 1/31/06 with Goldman, Sachs & Co., 4.440% due 2/1/06; Proceeds at maturity - $17,312,135; (Fully collateralized by various U.S. Treasury obligations, 0.875% to 4.250% due 1/15/07 to 4/15/32; Market value - $17,659,104) (Cost - $17,310,000)	17,310,000

	TOTAL INVESTMENTS - 100.2% (Cost - $946,444,073#)	1,186,328,376
	Liabilities in Excess of Other Assets - (0.2)%	(2,611,262)

	TOTAL NET ASSETS - 100.0%	$1,183,717,114

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedules of Investments.

SMITH BARNEY INTERNATIONAL ALL CAP GROWTH PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 98.2%
Australia - 2.7%
146,000	Babcock & Brown Ltd.	$2,005,974
53,000	Macquarie Bank Ltd.	2,743,474

	Total Australia	4,749,448

Denmark - 1.2%
35,930	Novo Nordisk A/S, Class B Shares	2,013,049

Finland - 2.4%
225,000	Nokia Oyj	4,116,666

France - 7.1%
225,000	Altran Technologies SA *	3,052,624
32,625	Essilor International SA	2,849,731
25,000	Groupe Danone	2,726,209
13,000	Total SA	3,590,693
800	Total SA, Sponsored ADR	110,664

	Total France	12,329,921

Germany - 4.2%
25,300	BASF AG	1,994,914
450	BASF AG, Sponsored ADR	35,446
12,500	SAP AG	2,560,569
1,300	SAP AG, Sponsored ADR	66,781
76,400	Stada Arzneimittel AG	2,647,066

	Total Germany	7,304,776

Greece - 1.1%
25,000	EFG Eurobank Ergasias	930,011
45,000	Piraeus Bank SA	1,076,624

	Total Greece	2,006,635

Hong Kong - 3.2%
120,000	Hutchison Whampoa Ltd.	1,226,763
826,000	Li & Fung Ltd.	1,533,376
295,000	Swire Pacific Ltd., Class A Shares	2,747,680

	Total Hong Kong	5,507,819

Ireland - 7.8%
106,900	Bank of Ireland	1,835,013
77,512	CRH PLC	2,402,900
584,000	Grafton Group PLC *	6,851,202
173,740	Irish Continental Group PLC *	2,363,505
35,000	United Drug PLC	159,135

	Total Ireland	13,611,755

Italy - 1.3%
114,000	Saipem SpA	2,271,488

Japan - 26.5%
51,000	Aisin Seiki Co. Ltd.	1,893,656
43,000	Canon Inc.	2,604,612
48,000	Daikin Industries Ltd.	1,581,041
150,000	Dowa Mining Co., Ltd.	1,764,555
43,000	Fanuc Limited	3,800,231
44,500	Honda Motor Co., Ltd.	2,535,569
2,000	Honda Motor Co., Ltd., Sponsored ADR	56,900
65,200	Hoya Corp.	2,621,722
380	Mitsubishi UFJ Financial Group Inc.	5,494,289
27,300	Nichii Gakkan Co.	726,381
17,400	Nidec Corp.	1,600,291
460	NTT Data Corp.	2,294,392
15,800	Orix Corp.	4,102,580

See Notes to Schedules of Investments.

SMITH BARNEY INTERNATIONAL ALL CAP GROWTH PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2006

SHARES	SECURITY	VALUE
Japan (continued)
2,380	Rakuten Inc.	$2,036,190
37,200	Seven & I Holdings Co., Ltd. *	1,578,577
184,000	Sharp Corp.	3,376,652
62,400	Shin-Etsu Chemical Co., Ltd.	3,560,833
79,000	Terumo Corp.	2,264,191
63,000	Trend Micro Inc.	2,107,456

	Total Japan	46,000,118

Mexico - 2.3%
700,100	Wal-Mart de Mexico SA de CV	4,078,884

Netherlands - 1.8%
39,351	ING Groep NV, CVA	1,405,032
51,950	Royal Dutch Shell PLC, Class A Shares	1,769,621

	Total Netherlands	3,174,653

Norway - 1.2%
159,900	Stolt Offshore SA *	2,017,969

Singapore - 0.6%
106,000	DBS Group Holdings Ltd.	1,071,565

South Korea - 0.1%
5,000	Lotte Shopping Co., Ltd., GDR (a)(b)*	103,350

Spain - 2.3%
205,000	Indra Sistemas SA	3,965,068

Sweden - 2.6%
111,000	Atlas Copco AB, Class A Shares	2,606,251
534,000	Telefonaktiebolaget LM Ericsson, Class B Shares	1,924,628

	Total Sweden	4,530,879

Switzerland - 11.9%
96,000	Mettler-Toledo International Inc. *	5,557,440
6,740	Nestle SA	1,977,081
41,000	Novartis AG	2,251,408
42,000	Roche Holding AG	6,636,421
40,000	UBS AG	4,349,186

	Total Switzerland	20,771,536

United Kingdom - 16.9%
52,000	BOC Group PLC	1,373,203
337,300	BP PLC	4,062,994
514,800	Capita Group PLC	3,919,257
65,000	Rio Tinto PLC	3,320,658
1,069,000	Serco Group PLC	5,990,754
151,700	Smith & Nephew PLC	1,508,353
576,352	Tesco PLC	3,265,863
357,000	Tomkins PLC	1,951,353
1,854,000	Vodafone Group PLC	3,898,296

	Total United Kingdom	29,290,731

United States - 1.0%
101,814	News Corp., Class B Shares	1,684,003

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $106,441,531)	$170,600,313

See Notes to Schedules of Investments.

SMITH BARNEY INTERNATIONAL ALL CAP GROWTH PORTFOLIO

Schedules of Investments (unaudited) (continued)	January 31, 2006

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENT — 1.6%
Repurchase Agreement — 1.6%
$2,824,000	Interest in $930,833,000 joint tri-party repurchase agreement dated 1/31/06 with Goldman, Sachs & Co., 4.440% due 2/1/06; Proceeds at maturity - $2,824,348; (Fully collateralized by various U.S. Treasury obligations, 0.875% to 4.250% due 1/15/07 to 4/15/32; Market value - $2,880,954) (Cost — $2,824,000)	$2,824,000

	TOTAL INVESTMENTS — 99.8% (Cost - $109,265,531#)	173,424,313
	Other Assets in Excess of Liabilities — 0.2%	327,639

	TOTAL NET ASSETS — 100.0%	$173,751,952

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
CVA	— Certificaaten van aandelen (Share Certificates)
GDR	— Global Depositary Receipt

Summary of Investments by Sector **

Information Technology	18.7%
Industrials	17.5%
Financials	16.0%
Health Care	12.1%
Materials	8.3%
Energy	8.0%
Consumer Staples	7.9%
Consumer Discretionary	7.6%
Telecommunication Services	2.3%
Repurchase Agreement	1.6%

100.0%

**	As a percentage of total investments.

See Notes to Schedules of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Large Cap Value Portfolio (“SBLCV”), Smith Barney Large Capitalization Growth Portfolio (“SBLCG”), Smith Barney Mid Cap Core Portfolio (“SBMCC”), Smith Barney Aggressive Growth Portfolio (“SBAG”) and Smith Barney International All Cap Growth Portfolio (“SBIACG”) (“Funds”) are separate diversified investment funds of the Travelers Series Fund Inc. (“Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Foreign Risk. The investments by the Funds in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of SBLCV and SBIACG. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
SBLCV	$57,859,646	$(3,049,809)	$54,809,837
SBLCG	99,254,195	(4,011,562)	95,242,633
SBMCC	23,052,902	(1,596,981)	21,455,921
SBAG	364,994,310	(125,110,007)	239,884,303
SBIACG	65,333,191	(1,174,409)	64,158,782

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Travelers Series Funds Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	April 3, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	April 3, 2006

By	/s/ JAMES M. GIALLANZA
James M. Giallanza
Chief Financial Officer

Date:	April 3, 2006